FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Transamerica Life Insurance Co Separate Account VUL-1

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-1 indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-1 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Emerging Markets Equity Class I Shares
Invesco V.I. High Yield Series I Shares	MS VIF Global Strategist Class I Shares
Janus Henderson - Balanced Institutional Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Global Research Institutional Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Transamerica Life Insurance Co Separate Account VUL-1 since 2014.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Growth and Income Class A Shares	56,588.433	$1,604,129	$1,641,065	$(1)	$1,641,064	442,275	$3.710505	$54.891077
AB Large Cap Growth Class A Shares	58,029.128	3,397,452	3,417,916	(2)	3,417,914	664,930	5.140258	52.900068
Alger Growth & Income Class I-2 Shares	60,065.874	1,209,965	1,388,122	1	1,388,123	360,251	3.853211	52.070687
BNY Mellon VIF Appreciation Initial Shares	31,899.444	1,205,022	1,018,549	(1)	1,018,548	247,507	4.115234	48.520494
BNY Mellon VIF Opportunistic Small Cap Initial Shares	34,944.961	1,516,444	1,376,482	(2)	1,376,480	559,440	2.460459	32.179607
Invesco V.I. High Yield Series I Shares	29,506.247	155,015	132,778	1	132,779	62,138	2.136839	21.804092
Janus Henderson - Balanced Institutional Shares	65,892.478	2,193,228	2,638,994	4	2,638,998	707,754	3.728694	57.175715
Janus Henderson - Global Research Institutional Shares	40,599.900	1,806,200	2,030,807	2	2,030,809	704,141	2.884092	31.392463
MFS® Growth Initial Class	26,736.513	1,379,162	1,283,887	(1)	1,283,886	236,541	5.427754	54.565030
MFS® Investors Trust Initial Class	15,678.202	460,724	505,936	(1)	505,935	120,086	4.213089	40.878073
MFS® Research Initial Class	14,632.560	423,225	405,907	-	405,907	89,895	4.515343	45.180843
MS VIF Core Plus Fixed Income Class I Shares	26,948.624	285,200	227,716	1	227,717	146,009	1.559611	20.721382
MS VIF Emerging Markets Equity Class I Shares	14,928.854	209,602	177,952	-	177,952	66,566	2.673315	27.745057
MS VIF Global Strategist Class I Shares	36,954.645	361,116	282,333	-	282,333	139,796	2.019612	19.133900
TA BlackRock Government Money Market Initial Class	473,827.170	473,827	473,827	-	473,827	433,391	1.093301	1.240686
TA WMC US Growth Initial Class	222,610.187	6,707,606	5,774,508	(5)	5,774,503	1,332,581	4.333321	58.294551

See accompanying notes.	3

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2020:	$1,664,053	$4,332,273	$1,766,731	$1,274,337

Investment Income:
Reinvested Dividends	15,316	-	20,664	5,678
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,073	28,608	10,964	7,806

Net Investment Income (Loss)	4,243	(28,608)	9,700	(2,128)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	324,086	128,849	121,841
Realized Gain (Loss) on Investments	123,330	310,011	254,113	21,798

Net Realized Capital Gains (Losses) on Investments	123,330	634,097	382,962	143,639
Net Change in Unrealized Appreciation (Depreciation)	303,469	573,856	93,299	157,916

Net Gain (Loss) on Investment	426,799	1,207,953	476,261	301,555

Net Increase (Decrease) in Net Assets Resulting from Operations	431,042	1,179,345	485,961	299,427

Increase (Decrease) in Net Assets from Contract Transactions	(191,042)	(256,068)	(360,509)	(270,506)

Total Increase (Decrease) in Net Assets	240,000	923,277	125,452	28,921

Net Assets as of December 31, 2021:	$1,904,053	$5,255,550	$1,892,183	$1,303,258

Investment Income:
Reinvested Dividends	24,191	-	21,981	7,215
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,415	23,476	9,449	6,458

Net Investment Income (Loss)	13,776	(23,476)	12,532	757

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	275,332	452,559	92,503	318,614
Realized Gain (Loss) on Investments	98,318	267,502	177,625	(10,696)

Net Realized Capital Gains (Losses) on Investments	373,650	720,061	270,128	307,918
Net Change in Unrealized Appreciation (Depreciation)	(486,332)	(2,176,273)	(561,556)	(550,210)

Net Gain (Loss) on Investment	(112,682)	(1,456,212)	(291,428)	(242,292)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,906)	(1,479,688)	(278,896)	(241,535)

Increase (Decrease) in Net Assets from Contract Transactions	(164,083)	(357,948)	(225,164)	(43,175)

Total Increase (Decrease) in Net Assets	(262,989)	(1,837,636)	(504,060)	(284,710)

Net Assets as of December 31, 2022:	$1,641,064	$3,417,914	$1,388,123	$1,018,548

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount

Net Assets as of December 31, 2020:	$1,652,629	$232,238	$3,207,244	$2,481,278

Investment Income:
Reinvested Dividends	1,960	11,382	29,571	13,737
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,674	1,454	19,778	16,031

Net Investment Income (Loss)	(8,714)	9,928	9,793	(2,294)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	25,422	123,801
Realized Gain (Loss) on Investments	92,437	(2,022)	154,969	205,633

Net Realized Capital Gains (Losses) on Investments	92,437	(2,022)	180,391	329,434
Net Change in Unrealized Appreciation (Depreciation)	174,303	896	311,391	95,322

Net Gain (Loss) on Investment	266,740	(1,126)	491,782	424,756

Net Increase (Decrease) in Net Assets Resulting from Operations	258,026	8,802	501,575	422,462

Increase (Decrease) in Net Assets from Contract Transactions	(162,115)	(10,109)	(224,141)	(189,806)

Total Increase (Decrease) in Net Assets	95,911	(1,307)	277,434	232,656

Net Assets as of December 31, 2021:	$1,748,540	$230,931	$3,484,678	$2,713,934

Investment Income:
Reinvested Dividends	-	6,450	35,773	23,235
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,951	1,123	17,602	13,282

Net Investment Income (Loss)	(8,951)	5,327	18,171	9,953

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	308,266	-	93,294	249,483
Realized Gain (Loss) on Investments	43,327	(15,237)	118,077	100,268

Net Realized Capital Gains (Losses) on Investments	351,593	(15,237)	211,371	349,751
Net Change in Unrealized Appreciation (Depreciation)	(640,276)	(15,372)	(813,323)	(898,565)

Net Gain (Loss) on Investment	(288,683)	(30,609)	(601,952)	(548,814)

Net Increase (Decrease) in Net Assets Resulting from Operations	(297,634)	(25,282)	(583,781)	(538,861)

Increase (Decrease) in Net Assets from Contract Transactions	(74,426)	(72,870)	(261,899)	(144,264)

Total Increase (Decrease) in Net Assets	(372,060)	(98,152)	(845,680)	(683,125)

Net Assets as of December 31, 2022:	$1,376,480	$132,779	$2,638,998	$2,030,809

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount

Net Assets as of December 31, 2020:	$1,771,461	$559,139	$475,944	$388,485

Investment Income:
Reinvested Dividends	-	3,876	2,877	13,493
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,242	3,743	3,169	2,122

Net Investment Income (Loss)	(11,242)	133	(292)	11,371

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,369	19,487	30,138	22,364
Realized Gain (Loss) on Investments	128,006	14,285	6,451	6,137

Net Realized Capital Gains (Losses) on Investments	381,375	33,772	36,589	28,501
Net Change in Unrealized Appreciation (Depreciation)	11,592	107,833	75,826	(43,498)

Net Gain (Loss) on Investment	392,967	141,605	112,415	(14,997)

Net Increase (Decrease) in Net Assets Resulting from Operations	381,725	141,738	112,123	(3,626)

Increase (Decrease) in Net Assets from Contract Transactions	(153,888)	(32,516)	(6,069)	(38,781)

Total Increase (Decrease) in Net Assets	227,837	109,222	106,054	(42,407)

Net Assets as of December 31, 2021:	$1,999,298	$668,361	$581,998	$346,078

Investment Income:
Reinvested Dividends	-	3,668	2,113	11,205
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,980	3,326	2,798	1,683

Net Investment Income (Loss)	(8,980)	342	(685)	9,522

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	167,423	70,307	55,158	5,003
Realized Gain (Loss) on Investments	58,994	13,670	13,484	(12,712)

Net Realized Capital Gains (Losses) on Investments	226,417	83,977	68,642	(7,709)
Net Change in Unrealized Appreciation (Depreciation)	(851,931)	(195,621)	(171,544)	(50,972)

Net Gain (Loss) on Investment	(625,514)	(111,644)	(102,902)	(58,681)

Net Increase (Decrease) in Net Assets Resulting from Operations	(634,494)	(111,302)	(103,587)	(49,159)

Increase (Decrease) in Net Assets from Contract Transactions	(80,918)	(51,124)	(72,504)	(69,202)

Total Increase (Decrease) in Net Assets	(715,412)	(162,426)	(176,091)	(118,361)

Net Assets as of December 31, 2022:	$1,283,886	$505,935	$405,907	$227,717

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Emerging Markets Equity Class I Shares Subaccount	MS VIF Global Strategist Class I Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$271,176	$316,273	$539,579	$8,312,890

Investment Income:
Reinvested Dividends	2,235	5,692	21	6,940
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,638	1,917	3,407	53,422

Net Investment Income (Loss)	597	3,775	(3,386)	(46,482)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	10,391	-	1,282,709
Realized Gain (Loss) on Investments	9,284	7,829	-	279,518

Net Realized Capital Gains (Losses) on Investments	9,284	18,220	-	1,562,227
Net Change in Unrealized Appreciation (Depreciation)	(2,545)	1,318	-	94,589

Net Gain (Loss) on Investment	6,739	19,538	-	1,656,816

Net Increase (Decrease) in Net Assets Resulting from Operations	7,336	23,313	(3,386)	1,610,334

Increase (Decrease) in Net Assets from Contract Transactions	(27,238)	3,406	25,955	(613,237)

Total Increase (Decrease) in Net Assets	(19,902)	26,719	22,569	997,097

Net Assets as of December 31, 2021:	$251,274	$342,992	$562,148	$9,309,987

Investment Income:
Reinvested Dividends	841	-	6,675	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,175	1,795	3,091	41,925

Net Investment Income (Loss)	(334)	(1,795)	3,584	(41,925)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,323	52,179	-	1,166,875
Realized Gain (Loss) on Investments	(486)	306	-	186,027

Net Realized Capital Gains (Losses) on Investments	19,837	52,485	-	1,352,902
Net Change in Unrealized Appreciation (Depreciation)	(83,380)	(110,638)	-	(4,185,971)

Net Gain (Loss) on Investment	(63,543)	(58,153)	-	(2,833,069)

Net Increase (Decrease) in Net Assets Resulting from Operations	(63,877)	(59,948)	3,584	(2,874,994)

Increase (Decrease) in Net Assets from Contract Transactions	(9,445)	(711)	(91,905)	(660,490)

Total Increase (Decrease) in Net Assets	(73,322)	(60,659)	(88,321)	(3,535,484)

Net Assets as of December 31, 2022:	$177,952	$282,333	$473,827	$5,774,503

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

December 31, 2022

1. Organization

Transamerica Life Insurance Co Separate Account VUL-1 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Tribute.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Funds, Inc.	AB Variable Products Series Funds, Inc.
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Fund	BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares
AIM Variable Insurance Funds (Invesco Variable	AIM Variable Insurance Funds (Invesco Variable
Insurance Funds)	Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Initial Class
MFS® Research Initial Class	MFS® Research Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class A Shares	$369,960	$244,947

AB Large Cap Growth Class A Shares	564,446	493,311

Alger Growth & Income Class I-2 Shares	204,115	324,251

BNY Mellon VIF Appreciation Initial Shares	358,376	82,181

BNY Mellon VIF Opportunistic Small Cap Initial Shares	333,274	108,385

Invesco V.I. High Yield Series I Shares	13,617	81,161

Janus Henderson - Balanced Institutional Shares	186,310	336,754

Janus Henderson - Global Research Institutional Shares	324,358	209,190

MFS® Growth Initial Class	212,683	135,155

MFS® Investors Trust Initial Class	84,394	64,871

MFS® Research Initial Class	73,631	91,664

MS VIF Core Plus Fixed Income Class I Shares	26,547	81,225

MS VIF Emerging Markets Equity Class I Shares	28,500	17,957

MS VIF Global Strategist Class I Shares	62,390	12,718

TA BlackRock Government Money Market Initial Class	89,721	178,042

TA WMC US Growth Initial Class	1,257,092	792,618

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class A Shares	73,484	(119,665)	(46,181)	13,698	(68,775)	(55,077)

AB Large Cap Growth Class A Shares	98,566	(159,840)	(61,274)	39,290	(80,137)	(40,847)

Alger Growth & Income Class I-2 Shares	67,071	(121,618)	(54,547)	13,695	(105,509)	(91,814)

BNY Mellon VIF Appreciation Initial Shares	29,437	(39,727)	(10,290)	10,799	(71,388)	(60,589)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	51,017	(80,277)	(29,260)	17,407	(72,499)	(55,092)

Invesco V.I. High Yield Series I Shares	4,136	(39,109)	(34,973)	9,682	(13,850)	(4,168)

Janus Henderson - Balanced Institutional Shares	74,699	(143,155)	(68,456)	38,135	(93,745)	(55,610)

Janus Henderson - Global Research Institutional Shares	95,471	(144,748)	(49,277)	49,555	(104,291)	(54,736)

MFS® Growth Initial Class	34,582	(48,227)	(13,645)	6,965	(28,842)	(21,877)

MFS® Investors Trust Initial Class	18,008	(29,544)	(11,536)	2,701	(9,809)	(7,108)

MFS® Research Initial Class	7,591	(23,714)	(16,123)	5,840	(7,321)	(1,481)

MS VIF Core Plus Fixed Income Class I Shares	8,323	(51,182)	(42,859)	14,310	(35,391)	(21,081)

MS VIF Emerging Markets Equity Class I Shares	7,062	(10,456)	(3,394)	2,894	(10,186)	(7,292)

MS VIF Global Strategist Class I Shares	11,897	(12,244)	(347)	17,482	(16,468)	1,014

TA BlackRock Government Money Market Initial Class	104,387	(189,025)	(84,638)	93,122	(69,153)	23,969

TA WMC US Growth Initial Class	147,528	(280,366)	(132,838)	56,238	(159,438)	(103,200)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class A Shares	$296,512	$(460,595)	$(164,083)	$49,750	$(240,792)	$(191,042)

AB Large Cap Growth Class A Shares	627,844	(985,792)	(357,948)	245,206	(501,274)	(256,068)

Alger Growth & Income Class I-2 Shares	309,523	(534,687)	(225,164)	54,789	(415,298)	(360,509)

BNY Mellon VIF Appreciation Initial Shares	127,738	(170,913)	(43,175)	48,842	(319,348)	(270,506)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	156,299	(230,725)	(74,426)	51,050	(213,165)	(162,115)

Invesco V.I. High Yield Series I Shares	9,289	(82,159)	(72,870)	22,544	(32,653)	(10,109)

Janus Henderson - Balanced Institutional Shares	321,160	(583,059)	(261,899)	160,382	(384,523)	(224,141)

Janus Henderson - Global Research Institutional Shares	306,703	(450,967)	(144,264)	163,771	(353,577)	(189,806)

MFS® Growth Initial Class	221,662	(302,580)	(80,918)	50,455	(204,343)	(153,888)

MFS® Investors Trust Initial Class	85,486	(136,610)	(51,124)	12,493	(45,009)	(32,516)

MFS® Research Initial Class	36,287	(108,791)	(72,504)	29,720	(35,789)	(6,069)

MS VIF Core Plus Fixed Income Class I Shares	14,023	(83,225)	(69,202)	26,244	(65,025)	(38,781)

MS VIF Emerging Markets Equity Class I Shares	20,598	(30,043)	(9,445)	10,708	(37,946)	(27,238)

MS VIF Global Strategist Class I Shares	26,278	(26,989)	(711)	42,600	(39,194)	3,406

TA BlackRock Government Money Market Initial Class	113,243	(205,148)	(91,905)	101,465	(75,510)	25,955

TA WMC US Growth Initial Class	841,613	(1,502,103)	(660,490)	316,622	(929,859)	(613,237)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Growth and Income Class A Shares
12/31/2022	442,275	$3.71	to	$54.89	$1,641,064	1.39%	0.65%	to	0.80%	(4.81	) %	to	(4.96	) %
12/31/2021	488,456	3.90	to	57.75	1,904,053	0.83	0.65	to	0.80	27.32		to	27.13
12/31/2020	543,533	3.06	to	45.43	1,664,053	1.58	0.65	to	0.80	2.05		to	1.90
12/31/2019	548,303	3.00	to	44.58	1,644,879	1.25	0.65	to	0.80	23.11		to	22.92
12/31/2018	578,200	2.44	to	36.27	1,408,971	0.98	0.65	to	0.80	(6.22)		to	(6.37)
AB Large Cap Growth Class A Shares
12/31/2022	664,930	5.14	to	52.90	3,417,914	-	0.65	to	0.80	(28.97)		to	(29.08)
12/31/2021	726,204	7.24	to	74.59	5,255,550	-	0.65	to	0.80	28.14		to	27.94
12/31/2020	767,051	5.65	to	58.30	4,332,273	-	0.65	to	0.80	34.60		to	34.40
12/31/2019	794,944	4.20	to	43.38	3,335,558	-	0.65	to	0.80	33.82		to	33.62
12/31/2018	868,112	3.14	to	32.46	2,721,960	-	0.65	to	0.80	1.91		to	1.75
Alger Growth & Income Class I-2 Shares
12/31/2022	360,251	3.85	to	52.07	1,388,123	1.40	0.65	to	0.80	(15.53)		to	(15.66)
12/31/2021	414,798	4.56	to	61.74	1,892,183	1.13	0.65	to	0.80	30.81		to	30.61
12/31/2020	506,612	3.49	to	47.27	1,766,731	1.40	0.65	to	0.80	14.13		to	13.96
12/31/2019	512,148	3.06	to	41.48	1,564,882	1.60	0.65	to	0.80	28.63		to	28.44
12/31/2018	557,661	2.38	to	32.29	1,324,667	1.66	0.65	to	0.80	(5.23)		to	(5.38)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	247,507	4.12	to	48.52	1,018,548	0.67	0.65	to	0.80	(18.60)		to	(18.72)
12/31/2021	257,797	5.06	to	59.69	1,303,258	0.44	0.65	to	0.80	26.31		to	26.11
12/31/2020	318,386	4.00	to	47.33	1,274,337	0.79	0.65	to	0.80	22.89		to	22.70
12/31/2019	328,775	3.26	to	38.58	1,070,850	1.16	0.65	to	0.80	35.21		to	35.01
12/31/2018	371,905	2.41	to	28.57	895,869	1.25	0.65	to	0.80	(7.46)		to	(7.60)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	559,440	2.46	to	32.18	1,376,480	-	0.65	to	0.80	(17.16)		to	(17.29)
12/31/2021	588,700	2.97	to	38.90	1,748,540	0.11	0.65	to	0.80	15.70		to	15.53
12/31/2020	643,792	2.57	to	33.67	1,652,629	0.64	0.65	to	0.80	19.11		to	18.93
12/31/2019	657,854	2.16	to	28.31	1,417,744	-	0.65	to	0.80	20.99		to	20.80
12/31/2018	726,504	1.78	to	23.44	1,294,095	-	0.65	to	0.80	(19.61)		to	(19.73)
Invesco V.I. High Yield Series I Shares
12/31/2022	62,138	2.14	to	21.80	132,779	3.45	0.65	to	0.80	(10.14)		to	(10.28)
12/31/2021	97,111	2.38	to	24.30	230,931	4.71	0.65	to	0.80	3.70		to	3.55
12/31/2020	101,279	2.29	to	23.47	232,238	6.12	0.65	to	0.80	2.65		to	2.49
12/31/2019	99,429	2.23	to	22.90	222,117	6.02	0.65	to	0.80	12.77		to	12.60
12/31/2018	115,149	1.98	to	20.34	228,103	5.02	0.65	to	0.80	(3.98)		to	(4.13)
Janus Henderson - Balanced Institutional Shares
12/31/2022	707,754	3.73	to	57.18	2,638,998	1.22	0.65	to	0.80	(16.94)		to	(17.07)
12/31/2021	776,210	4.49	to	68.94	3,484,678	0.90	0.65	to	0.80	16.43		to	16.26
12/31/2020	831,820	3.86	to	59.30	3,207,244	1.81	0.65	to	0.80	13.57		to	13.40
12/31/2019	860,712	3.40	to	52.30	2,922,140	1.90	0.65	to	0.80	21.79		to	21.61
12/31/2018	927,951	2.79	to	43.00	2,586,713	2.16	0.65	to	0.80	0.02		to	(0.13)

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Henderson - Global Research Institutional Shares
12/31/2022	704,141	$2.88	to	$31.39	$2,030,809	1.05%	0.65%	to	0.80%	(19.93	) %	to	(20.06	) %
12/31/2021	753,418	3.60	to	39.27	2,713,934	0.52	0.65	to	0.80	17.32		to	17.15
12/31/2020	808,154	3.07	to	33.52	2,481,278	0.73	0.65	to	0.80	19.28		to	19.10
12/31/2019	823,991	2.57	to	28.14	2,120,962	1.01	0.65	to	0.80	28.20		to	28.01
12/31/2018	845,117	2.01	to	21.99	1,696,768	1.12	0.65	to	0.80	(7.47)		to	(7.62)
MFS® Growth Initial Class
12/31/2022	236,541	5.43	to	54.57	1,283,886	-	0.65	to	0.80	(32.08)		to	(32.18)
12/31/2021	250,186	7.99	to	80.46	1,999,298	-	0.65	to	0.80	22.73		to	22.55
12/31/2020	272,063	6.51	to	65.65	1,771,461	-	0.65	to	0.80	31.00		to	30.80
12/31/2019	282,930	4.97	to	50.19	1,406,267	-	0.65	to	0.80	37.25		to	37.04
12/31/2018	292,426	3.62	to	36.63	1,058,982	0.09	0.65	to	0.80	2.00		to	1.84
MFS® Investors Trust Initial Class
12/31/2022	120,086	4.21	to	40.88	505,935	0.66	0.65	to	0.80	(17.03)		to	(17.16)
12/31/2021	131,622	5.08	to	49.34	668,361	0.62	0.65	to	0.80	25.99		to	25.80
12/31/2020	138,730	4.03	to	39.22	559,139	0.64	0.65	to	0.80	13.13		to	12.96
12/31/2019	145,636	3.56	to	34.72	518,851	0.68	0.65	to	0.80	30.73		to	30.53
12/31/2018	156,064	2.73	to	26.60	425,323	0.63	0.65	to	0.80	(6.10)		to	(6.25)
MFS® Research Initial Class
12/31/2022	89,895	4.52	to	45.18	405,907	0.45	0.65	to	0.80	(17.75)		to	(17.87)
12/31/2021	106,018	5.49	to	55.01	581,998	0.55	0.65	to	0.80	23.99		to	23.80
12/31/2020	107,499	4.43	to	44.44	475,944	0.73	0.65	to	0.80	15.84		to	15.66
12/31/2019	109,384	3.82	to	38.42	418,080	0.81	0.65	to	0.80	32.08		to	31.88
12/31/2018	120,934	2.89	to	29.13	349,950	0.67	0.65	to	0.80	(4.99)		to	(5.14)
MS VIF Core Plus Fixed Income Class I Shares
12/31/2022	146,009	1.56	to	20.72	227,717	4.00	0.65	to	0.80	(14.89)		to	(15.01)
12/31/2021	188,868	1.83	to	24.38	346,078	3.83	0.65	to	0.80	(0.97)		to	(1.12)
12/31/2020	209,949	1.85	to	24.66	388,485	2.85	0.65	to	0.80	7.10		to	6.94
12/31/2019	215,093	1.73	to	23.06	371,623	4.14	0.65	to	0.80	10.16		to	9.99
12/31/2018	231,088	1.57	to	20.96	362,436	2.57	0.65	to	0.80	(1.30)		to	(1.45)
MS VIF Emerging Markets Equity Class I Shares
12/31/2022	66,566	2.67	to	27.75	177,952	0.43	0.65	to	0.80	(25.57)		to	(25.68)
12/31/2021	69,960	3.59	to	37.33	251,274	0.82	0.65	to	0.80	2.32		to	2.16
12/31/2020	77,252	3.51	to	36.54	271,176	1.38	0.65	to	0.80	13.70		to	13.52
12/31/2019	80,376	3.09	to	32.19	248,155	1.06	0.65	to	0.80	18.81		to	18.63
12/31/2018	84,973	2.60	to	27.13	220,815	0.46	0.65	to	0.80	(18.01)		to	(18.13)
MS VIF Global Strategist Class I Shares
12/31/2022	139,796	2.02	to	19.13	282,333	-	0.65	to	0.80	(17.48)		to	(17.60)
12/31/2021	140,143	2.45	to	23.22	342,992	1.79	0.65	to	0.80	7.66		to	7.50
12/31/2020	139,129	2.27	to	21.60	316,273	1.47	0.65	to	0.80	10.20		to	10.03
12/31/2019	142,308	2.06	to	19.63	293,566	1.85	0.65	to	0.80	17.00		to	16.83
12/31/2018	142,341	1.76	to	16.80	250,960	1.15	0.65	to	0.80	(7.11)		to	(7.26)
TA BlackRock Government Money Market Initial Class
12/31/2022	433,391	1.09	to	1.24	473,827	1.30	0.65	to	0.80	0.75		to	0.60
12/31/2021	518,029	1.09	to	1.23	562,148	0.00	0.65	to	0.80	(0.64)		to	(0.79)
12/31/2020	494,060	1.09	to	1.24	539,579	0.29	0.65	to	0.80	(0.36)		to	(0.51)
12/31/2019	514,229	1.10	to	1.25	563,645	1.95	0.65	to	0.80	1.31		to	1.16
12/31/2018	529,250	1.08	to	1.24	572,606	1.79	0.65	to	0.80	1.14		to	0.99

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA WMC US Growth Initial Class
12/31/2022	1,332,581	$4.33	to	$58.29	$5,774,503	-%	0.65%	to	0.80%	(31.79	) %	to	(31.90	) %
12/31/2021	1,465,419	6.35	to	85.60	9,309,987	0.08	0.65	to	0.80	19.88		to	19.70
12/31/2020	1,568,619	5.30	to	71.51	8,312,890	0.11	0.65	to	0.80	36.41		to	36.20
12/31/2019	1,630,465	3.89	to	52.50	6,334,514	0.13	0.65	to	0.80	39.14		to	38.93
12/31/2018	1,796,360	2.79	to	37.79	5,016,007	0.49	0.65	to	0.80	(0.44)		to	(0.59)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC assumes mortality and expense risk related to the operations of the Separate Account. TLIC deducts a daily charge from each subaccount that is equal, on an annual basis, to 0.65% of the daily net asset value of the subaccount. This amount may be increased to an annual rate no greater than 0.80%. For a period not to exceed the first 20 policy years, an administrative expense charge is also deducted by TLIC from each subaccount on a daily basis that is equal, on an annual basis, to 0.15% of the daily net asset value of the subaccount. The charge is eliminated after the twentieth policy year. Currently, this charge is waived, subject to state law, after the tenth policy year, but TLIC reserves the right to implement this charge after the tenth policy year.

The following charges are deducted from a policyholder account by TLIC and not directly from the Separate Account. Currently, 4% of each payment is deducted as a payment expense charge. For each partial withdrawal, a transaction fee of 2% of the amount withdrawn, not to exceed $25, is deducted. The first 12 transfers in a policy year are free. After that, a $10 transfer charge is deducted from amounts transferred in that policy year. For each increase or decrease in insurance face amount, a transaction charge of $40 is deducted from the policy value to reimburse the administrative costs of the charge. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable life contracts.

Transamerica Life Insurance Company

Transamerica Life Insurance Co Separate Account VUL-1

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.